Pension Plans And Other Postretirement Benefits (Narrative) (Details) (USD $)	12 Months Ended			2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Defined Benefit Pension Plan [Member]	Dec. 31, 2012 Defined Benefit Pension Plan [Member]	Oct. 31, 2011 Defined Benefit Pension Plan [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans [Member]	Oct. 31, 2011 Other Postretirement Benefit Plans [Member]	Dec. 31, 2011 Supplemental Executive Retirement Plan [Member]	Dec. 31, 2012 Supplemental Executive Retirement Plan [Member]	Dec. 31, 2011 Supplemental Executive Retirement Plan [Member]	Dec. 31, 2012 Other Nonqualified Defined Benefit Pension Plans [Member]	Dec. 31, 2011 Other Nonqualified Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total expense recognized for all pension and OPEBs plans	$ 2,200,000	$ 2,800,000	$ 2,400,000
Accumulated benefit obligation	64,500,000	56,500,000								2,500,000		2,500,000
Projected amount to be paid in 2013	900,000
Unrecognized actuarial loss				4,100,000	2,900,000		300,000	200,000
Curtailment gain					(8,519,000)						200,000
Amount of unrecognized actuarial losses recorded in AOCI				14,400,000	10,300,000		800,000	900,000		1,600,000	1,500,000	1,600,000
Deferred tax asset from unrecognized actuarial loss				9,200,000	6,500,000		500,000	600,000		1,000,000	1,000,000	1,000,000
Assumed health care cost trend rate for 2013	7.00%
Ultimate health care cost trend rate	5.00%
Year that rate reaches the ultimate trend rate	2017
Effect of 1% increase on service and interest cost components	100,000
Effect of 1% increase on accumulated benefit obligation	1,900,000
Effect of 1% decrease on service and interest cost components	100,000
Effect of 1% decrease on accumulated benefit obligation	1,600,000
Employer contributions					2,000,000		67,000	441,000
Expected net periodic benefit cost					600,000			600,000
Expected loss in other comprehensive income expected to be recognized as a component of net period benefit cost					900,000
Unrealized loss transfered												1,000,000
Benefit obligation				64,061,000	64,511,000	60,181,000	12,511,000	12,874,000	12,157,000	4,300,000	4,800,000	4,300,000	500,000	900,000
Amortization of unrealized loss from defined benefit plans, net of $520 of deferred income taxes	1,088,000	120,000								200,000	300,000
Expected future benefit payments, 2013					2,665,000			553,000			300,000		200,000
Expected future benefit payments, 2014					2,696,000			544,000			300,000		100,000
Expected future benefit payments, 2015					2,785,000			533,000			300,000
Expected future benefit payments, 2016					2,937,000			555,000			300,000
Expected future benefit payments, 2017					3,009,000			583,000			300,000
Expected future benefit payments, 2018-2022					15,855,000			3,159,000			1,300,000
Company matching contribution for a defined contribution plan	$ 800,000	$ 700,000	$ 500,000